MANAGEMENT AGREEMENTS AND FORTRESS FUNDS (Liquid Hedge Funds and Credit Hedge Funds) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Schedule of Management Agreements [Line Items]
Undistributed Incentive Income	$ 935,400,000
Portion of amount due to employees under profit shareing arragnements withheld as reserve against future clawback	32,100,000
Percentage of undistributed and distributed income which the entity is entitled	50.00%
NAV of fund excluded	191,000,000
Liquid Hedge Funds [Member] | Main fund investments [Member] | Macro Funds [Member]
Schedule of Management Agreements [Line Items]
Incentive Income Eligible NAV	1,501,833,000
Gain to Cross Incentive Income Threshold	20,016,000
Percentage of Incentive Income Eligible NAV Above Incentive Income Threshold	19.90%
Undistributed Incentive Income	0
Year to Date Incentive Income Crystallized	2,647,000
Liquid Hedge Funds [Member] | Main fund investments [Member] | Asia Macro Funds [Member]
Schedule of Management Agreements [Line Items]
Incentive Income Eligible NAV	3,019,082,000
Gain to Cross Incentive Income Threshold	14,238,000
Percentage of Incentive Income Eligible NAV Above Incentive Income Threshold	58.50%
Undistributed Incentive Income	0
Year to Date Incentive Income Crystallized	8,892,000
Liquid Hedge Funds [Member] | Main fund investments [Member] | Fortress Convex Asia Funds [Member]
Schedule of Management Agreements [Line Items]
Incentive Income Eligible NAV	183,679,000
Gain to Cross Incentive Income Threshold	9,806,000
Percentage of Incentive Income Eligible NAV Above Incentive Income Threshold	0.00%
Undistributed Incentive Income	0
Year to Date Incentive Income Crystallized	0
Liquid Hedge Funds [Member] | Main fund investments [Member] | Fortress Partners Funds [Member]
Schedule of Management Agreements [Line Items]
Incentive Income Eligible NAV	21,915,000
Gain to Cross Incentive Income Threshold	10,911,000
Percentage of Incentive Income Eligible NAV Above Incentive Income Threshold	0.20%
Undistributed Incentive Income	0
Year to Date Incentive Income Crystallized	1,354,000
Liquid Hedge Funds [Member] | Main fund investments [Member] | Fortress Centaurus Global Funds [Member]
Schedule of Management Agreements [Line Items]
Incentive Income Eligible NAV	32,628,000
Gain to Cross Incentive Income Threshold	0
Percentage of Incentive Income Eligible NAV Above Incentive Income Threshold	100.00%
Undistributed Incentive Income	0
Year to Date Incentive Income Crystallized	173,000
Liquid Hedge Funds [Member] | Single investor funds [Member] | Macro Funds [Member]
Schedule of Management Agreements [Line Items]
Incentive Income Eligible NAV	991,070,000
Gain to Cross Incentive Income Threshold	17,998,000
Percentage of Incentive Income Eligible NAV Above Incentive Income Threshold	16.40%
Undistributed Incentive Income	0
Year to Date Incentive Income Crystallized	1,142,000
Liquid Hedge Funds [Member] | Sidepocket investments [Member] | Macro Funds [Member]
Schedule of Management Agreements [Line Items]
Incentive Income Eligible NAV	10,545,000
Gain to Cross Incentive Income Threshold	8,053,000
Undistributed Incentive Income	147,000
Year to Date Incentive Income Crystallized	334,000
Liquid Hedge Funds [Member] | Sidepocket investments [Member] | Fortress Partners Funds [Member]
Schedule of Management Agreements [Line Items]
Incentive Income Eligible NAV	91,106,000
Gain to Cross Incentive Income Threshold	4,576,000
Undistributed Incentive Income	5,440,000
Year to Date Incentive Income Crystallized	0
Liquid Hedge Funds [Member] | Sidepocket investments - redeemers [Member] | Macro Funds [Member]
Schedule of Management Agreements [Line Items]
Incentive Income Eligible NAV	115,567,000
Gain to Cross Incentive Income Threshold	65,589,000
Undistributed Incentive Income	982,000
Year to Date Incentive Income Crystallized	1,217,000
Liquid Hedge Funds [Member] | Managed accounts [Member] | Macro Funds [Member]
Schedule of Management Agreements [Line Items]
Incentive Income Eligible NAV	543,196,000
Gain to Cross Incentive Income Threshold	19,393,000
Percentage of Incentive Income Eligible NAV Above Incentive Income Threshold	0.40%
Undistributed Incentive Income	0
Year to Date Incentive Income Crystallized	17,000
Liquid Hedge Funds [Member] | Managed accounts [Member] | Asia Macro Funds [Member]
Schedule of Management Agreements [Line Items]
Incentive Income Eligible NAV	289,840,000
Gain to Cross Incentive Income Threshold	2,280,000
Percentage of Incentive Income Eligible NAV Above Incentive Income Threshold	40.60%
Undistributed Incentive Income	0
Year to Date Incentive Income Crystallized	172,000
Credit Hedge Funds [Member] | Main fund investments [Member] | Special Opportunities Funds [Member]
Schedule of Management Agreements [Line Items]
Incentive Income Eligible NAV	4,711,782,000
Gain to Cross Incentive Income Threshold	0
Percentage of Incentive Income Eligible NAV Above Incentive Income Threshold	100.00%
Undistributed Incentive Income	0
Year to Date Incentive Income Crystallized	90,797,000
Credit Hedge Funds [Member] | Main fund investments [Member] | Worden Funds [Member]
Schedule of Management Agreements [Line Items]
Incentive Income Eligible NAV	259,111,000
Gain to Cross Incentive Income Threshold	590,000
Percentage of Incentive Income Eligible NAV Above Incentive Income Threshold	91.70%
Undistributed Incentive Income	0
Year to Date Incentive Income Crystallized	3,445,000
Credit Hedge Funds [Member] | Main fund investments [Member] | Fortress Japan Income Fund [Member]
Schedule of Management Agreements [Line Items]
Incentive Income Eligible NAV	44,362,000
Percentage of Incentive Income Eligible NAV Above Incentive Income Threshold	0.00%
Undistributed Incentive Income	0
Year to Date Incentive Income Crystallized	0
Credit Hedge Funds [Member] | Sidepocket investments [Member] | Special Opportunities Funds [Member]
Schedule of Management Agreements [Line Items]
Incentive Income Eligible NAV	65,899,000
Gain to Cross Incentive Income Threshold	7,000
Undistributed Incentive Income	4,974,000
Year to Date Incentive Income Crystallized	0
Credit Hedge Funds [Member] | Sidepocket investments - redeemers [Member] | Special Opportunities Funds [Member]
Schedule of Management Agreements [Line Items]
Incentive Income Eligible NAV	193,687,000
Gain to Cross Incentive Income Threshold	49,014,000
Undistributed Incentive Income	5,679,000
Year to Date Incentive Income Crystallized	1,217,000
Credit Hedge Funds [Member] | Main fund investments (liquidating) [Member] | Special Opportunities Funds [Member]
Schedule of Management Agreements [Line Items]
Incentive Income Eligible NAV	511,918,000
Gain to Cross Incentive Income Threshold	0
Percentage of Incentive Income Eligible NAV Above Incentive Income Threshold	100.00%
Undistributed Incentive Income	69,884,000
Year to Date Incentive Income Crystallized	24,833,000
Credit Hedge Funds [Member] | Managed accounts [Member] | Special Opportunities Funds [Member]
Schedule of Management Agreements [Line Items]
Incentive Income Eligible NAV	3,674,000
Gain to Cross Incentive Income Threshold	46,214,000
Percentage of Incentive Income Eligible NAV Above Incentive Income Threshold	0.00%
Undistributed Incentive Income	0
Year to Date Incentive Income Crystallized	0
Credit Hedge Funds [Member] | Managed accounts [Member] | Value Recovery Funds [Member]
Schedule of Management Agreements [Line Items]
Incentive Income Eligible NAV	8,523,000
Gain to Cross Incentive Income Threshold	8,199,000
Percentage of Incentive Income Eligible NAV Above Incentive Income Threshold	0.00%
Undistributed Incentive Income	0
Year to Date Incentive Income Crystallized	0
Logan Circle [Member] | Main fund investments [Member]
Schedule of Management Agreements [Line Items]
Incentive Income Eligible NAV	68,088,000
Gain to Cross Incentive Income Threshold	0
Percentage of Incentive Income Eligible NAV Above Incentive Income Threshold	0.00%
Undistributed Incentive Income	0
Year to Date Incentive Income Crystallized	0
Logan Circle [Member] | Managed accounts [Member]
Schedule of Management Agreements [Line Items]
Incentive Income Eligible NAV	277,986,000
Gain to Cross Incentive Income Threshold	3,347,000
Percentage of Incentive Income Eligible NAV Above Incentive Income Threshold	20.40%
Undistributed Incentive Income	0
Year to Date Incentive Income Crystallized	$ 106,000